Accumulated retained earnings - Schedule of reserves of subsidiaries based on the companies' contribution to the Group (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ 47,249	€ 47,669	€ 49,196
Restricted portion of reserves of subsidiaries	4,175	3,870	3,614
Banco Santander (Brasil) S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	15,107	14,512	14,663
Santander UK Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	8,576	8,700	8,358
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	5,248	5,684	5,437
Santander Consumer Finance Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,729	4,344	3,858
Banco Santander - Chile
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,250	4,112	3,875
Banco Santander Argentina S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,892	2,813	2,527
Banco Santander Totta, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,766	2,626	3,297
Santander Bank Polska S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,890	2,535	2,140
Santander Holdings USA, Inc.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	187	1,893	4,324
Santander Investment, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,217	1,215	1,316
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	836	1,044	1,050
Banco Santander International SA (former Banco Santander (Suisse) S.A)
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	397	346	310
Other companies and consolidation adjustments
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ (1,846)	€ (2,155)	€ (1,959)